SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details)	Aug. 10, 2022 USD ($) $ / shares
Equity [Abstract]
Underlying common stock | $ / shares	$ 0.25
Expected term (years)	5 years 3 months
Risk-free interest rate	2.93%
Volatility	95.00%
Dividend yield | $	$ 0